Transition to IFRS 17	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Transition to IFRS 17
4	Transition to IFRS 17
On November 1, 2023, the Bank adopted IFRS 17 Insurance Contracts which provides a comprehensive principle-based framework for the recognition, measurement, presentation, and disclosure of insurance contracts. IFRS 17 provides three models to apply to all insurance contracts: the general measurement model, the variable fee approach, and the premium allocation approach.
On transition, IFRS 17 is applied on a full retrospective basis unless impractical, where either the modified retrospective or fair value method may be used. The Bank assessed the data and assumptions required to apply IFRS 17 and determined that the full retrospective approach could be applied for its short duration contracts and the fair value approach was applied for its longer duration contracts. The Bank has restated the comparative year results from the transition date of November 1, 2022, in accordance with the standard. The impact of adopting IFRS 17 was not significant to the Bank.